WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 81.5%
COMMUNICATION SERVICES - 9.7%
Diversified Telecommunication Services - 4.3%
AT&T Inc., Senior Notes	3.800%	2/15/27	$500,000	$481,151
AT&T Inc., Senior Notes	2.300%	6/1/27	1,680,000	1,529,650
AT&T Inc., Senior Notes	1.650%	2/1/28	3,220,000	2,806,307
AT&T Inc., Senior Notes	2.250%	2/1/32	1,550,000	1,228,964
AT&T Inc., Senior Notes	2.550%	12/1/33	420,000	327,093
AT&T Inc., Senior Notes	5.350%	9/1/40	480,000	451,846
AT&T Inc., Senior Notes	5.550%	8/15/41	450,000	429,511
AT&T Inc., Senior Notes	4.350%	6/15/45	352,000	281,927
AT&T Inc., Senior Notes	3.500%	9/15/53	620,000	413,105
AT&T Inc., Senior Notes	3.800%	12/1/57	27,290,000	18,672,085
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	1,150,000	987,865
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	370,000	359,327
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	150,000	140,544
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	360,000	318,985
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	518,000	500,184
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	380,000	337,261
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	780,000	615,085
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	1,370,000	1,138,152
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	3,294,000	2,628,988
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	3,160,000	2,955,904
Verizon Communications Inc., Senior Notes	4.400%	11/1/34	2,950,000	2,712,550
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	1,320,000	1,308,054
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	1,830,000	1,246,521
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	210,000	158,932
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	100,000	79,394
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	540,000	342,106
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	5,400,000	3,886,992
Verizon Communications Inc., Senior Notes	3.875%	3/1/52	3,000,000	2,290,257

Total Diversified Telecommunication Services				48,628,740

Entertainment - 0.3%
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	320,000	302,020
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	410,000	378,935
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	1,830,000	1,614,921
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	130,000	107,426
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	1,830,000	1,463,723

Total Entertainment				3,867,025

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2023 Quarterly Report	1

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - 3.8%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	$600,000	$590,308
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	700,000	659,064
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	2,000,000	1,928,559
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	540,000	479,325
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	120,000	117,879
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	4,580,000	3,968,290
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	290,000	191,846
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	400,000	371,579
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	910,000	736,588
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	2,910,000	2,259,608
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	2,670,000	1,988,174
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.250%	4/1/53	14,335,000	11,491,461
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	500,000	395,904
Comcast Corp., Senior Notes	4.150%	10/15/28	1,220,000	1,180,117
Comcast Corp., Senior Notes	3.400%	4/1/30	280,000	255,272

See Notes to Schedule of Investments.

2	Western Asset SMASh Series C Fund 2023 Quarterly Report

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - (continued)
Comcast Corp., Senior Notes	4.250%	10/15/30	$5,280,000	$5,034,825
Comcast Corp., Senior Notes	3.750%	4/1/40	330,000	269,028
Comcast Corp., Senior Notes	4.000%	8/15/47	140,000	110,490
Comcast Corp., Senior Notes	3.969%	11/1/47	1,480,000	1,165,217
Comcast Corp., Senior Notes	3.450%	2/1/50	1,010,000	723,594
Comcast Corp., Senior Notes	2.800%	1/15/51	1,580,000	990,490
Comcast Corp., Senior Notes	2.887%	11/1/51	2,000,000	1,261,008
Comcast Corp., Senior Notes	2.937%	11/1/56	2,634,000	1,610,801
Fox Corp., Senior Notes	5.576%	1/25/49	2,120,000	1,889,513
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	270,000	255,172
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,720,000	1,721,937
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	140,000	133,623
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	1,310,000	1,133,357
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	50,000	41,388

Total Media				42,954,417

Wireless Telecommunication Services - 1.3%
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	100,000	95,375
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	540,000	447,803
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	11,970,000	10,551,444
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	2,820,000	2,248,925
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	270,000	230,896
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	1,720,000	1,214,147
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	780,000	522,807

Total Wireless Telecommunication Services				15,311,397

TOTAL COMMUNICATION SERVICES				110,761,579

CONSUMER DISCRETIONARY - 4.7%
Automobiles - 0.6%
General Motors Co., Senior Notes	6.600%	4/1/36	350,000	358,790
General Motors Co., Senior Notes	5.150%	4/1/38	220,000	195,527
General Motors Co., Senior Notes	6.250%	10/2/43	1,000,000	963,018
General Motors Co., Senior Notes	5.200%	4/1/45	1,000,000	844,909
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	260,000	249,974
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	2,190,000	2,088,811	(a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	2,000,000	1,867,970	(a)

Total Automobiles				6,568,999

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2023 Quarterly Report	3

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Broadline Retail - 2.3%
Amazon.com Inc., Senior Notes	3.450%	4/13/29	$3,020,000	$2,857,992
Amazon.com Inc., Senior Notes	1.500%	6/3/30	1,560,000	1,281,079
Amazon.com Inc., Senior Notes	2.100%	5/12/31	11,180,000	9,327,580
Amazon.com Inc., Senior Notes	3.600%	4/13/32	8,260,000	7,600,595
Amazon.com Inc., Senior Notes	3.875%	8/22/37	510,000	454,785
Amazon.com Inc., Senior Notes	4.050%	8/22/47	500,000	426,030
Amazon.com Inc., Senior Notes	3.100%	5/12/51	4,880,000	3,420,358
Amazon.com Inc., Senior Notes	4.250%	8/22/57	120,000	103,066
Amazon.com Inc., Senior Notes	2.700%	6/3/60	1,580,000	969,548

Total Broadline Retail				26,441,033

Hotels, Restaurants & Leisure - 1.3%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	2,000,000	1,956,201
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	4,920,000	4,683,225
McDonald’s Corp., Senior Notes	3.625%	9/1/49	5,570,000	4,151,073
Sands China Ltd., Senior Notes	5.375%	8/8/25	1,320,000	1,290,999
Sands China Ltd., Senior Notes	2.550%	3/8/27	950,000	837,931
Sands China Ltd., Senior Notes	5.650%	8/8/28	1,000,000	958,029
Sands China Ltd., Senior Notes	3.100%	3/8/29	570,000	478,186

Total Hotels, Restaurants & Leisure				14,355,644

Specialty Retail - 0.5%
Home Depot Inc., Senior Notes	3.300%	4/15/40	1,050,000	818,921
Home Depot Inc., Senior Notes	4.950%	9/15/52	3,520,000	3,336,104
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	820,000	706,498
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	1,200,000	1,157,601

Total Specialty Retail				6,019,124

TOTAL CONSUMER DISCRETIONARY				53,384,800

CONSUMER STAPLES - 3.0%
Beverages - 0.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	1,640,000	1,598,564
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,450,000	1,405,002
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	620,000	618,545
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	270,000	249,446
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	410,000	363,566
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	5,965,000	5,313,727
Coca-Cola Co., Senior Notes	2.500%	6/1/40	130,000	92,931

See Notes to Schedule of Investments.

4	Western Asset SMASh Series C Fund 2023 Quarterly Report

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Beverages - (continued)
Constellation Brands Inc., Senior Notes	3.600%	5/9/24	$350,000	$346,431
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	490,000	478,150

Total Beverages				10,466,362

Consumer Staples Distribution & Retail - 0.1%
Costco Wholesale Corp., Senior Notes	1.750%	4/20/32	1,250,000	997,669

Food Products - 0.2%
Mars Inc., Senior Notes	3.200%	4/1/30	2,000,000	1,795,701	(a)

Personal Care Products - 0.1%
Haleon US Capital LLC, Senior Notes	3.375%	3/24/27	660,000	623,738
Haleon US Capital LLC, Senior Notes	3.375%	3/24/29	450,000	412,347
Haleon US Capital LLC, Senior Notes	3.625%	3/24/32	710,000	625,912

Total Personal Care Products				1,661,997

Tobacco - 1.7%
Altria Group Inc., Senior Notes	4.400%	2/14/26	125,000	122,690
Altria Group Inc., Senior Notes	4.800%	2/14/29	44,000	42,967
Altria Group Inc., Senior Notes	2.450%	2/4/32	840,000	660,358
Altria Group Inc., Senior Notes	3.400%	2/4/41	1,050,000	725,795
Altria Group Inc., Senior Notes	3.700%	2/4/51	9,400,000	6,275,246
BAT Capital Corp., Senior Notes	3.557%	8/15/27	2,945,000	2,758,369
BAT Capital Corp., Senior Notes	7.750%	10/19/32	4,140,000	4,580,119
Reynolds American Inc., Senior Notes	5.850%	8/15/45	4,150,000	3,670,122

Total Tobacco				18,835,666

TOTAL CONSUMER STAPLES				33,757,395

ENERGY - 12.0%
Oil, Gas & Consumable Fuels - 12.0%
Apache Corp., Senior Notes	4.250%	1/15/30	200,000	181,881
Apache Corp., Senior Notes	5.100%	9/1/40	2,000,000	1,648,920
BP Capital Markets America Inc., Senior Notes	3.001%	3/17/52	7,600,000	4,961,388
BP Capital Markets PLC, Senior Notes	3.723%	11/28/28	500,000	474,643
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	3,470,000	2,948,055	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	2,446,000	1,996,486	(a)
ConocoPhillips, Senior Notes	6.500%	2/1/39	120,000	132,948
Continental Resources Inc., Senior Notes	2.268%	11/15/26	340,000	307,255	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	1,680,000	1,590,711
Continental Resources Inc., Senior Notes	5.750%	1/15/31	320,000	310,731	(a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	1,740,000	1,659,173
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	2,570,000	2,429,281
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,450,000	1,454,417
Devon Energy Corp., Senior Notes	4.500%	1/15/30	350,000	325,674

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2023 Quarterly Report	5

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Devon Energy Corp., Senior Notes	5.600%	7/15/41	$2,380,000	$2,194,552
Devon Energy Corp., Senior Notes	4.750%	5/15/42	750,000	619,719
Devon Energy Corp., Senior Notes	5.000%	6/15/45	780,000	656,750
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	5,240,000	4,738,529
Diamondback Energy Inc., Senior Notes	3.125%	3/24/31	900,000	775,517
Ecopetrol SA, Senior Notes	5.875%	11/2/51	10,350,000	7,092,389
Energy Transfer LP, Senior Notes	2.900%	5/15/25	2,920,000	2,808,651
Energy Transfer LP, Senior Notes	4.950%	6/15/28	190,000	185,471
Energy Transfer LP, Senior Notes	5.250%	4/15/29	550,000	540,500
Energy Transfer LP, Senior Notes	3.750%	5/15/30	3,040,000	2,728,746
Energy Transfer LP, Senior Notes	5.300%	4/1/44	40,000	34,928
Energy Transfer LP, Senior Notes	5.400%	10/1/47	640,000	563,885
Energy Transfer LP, Senior Notes	6.250%	4/15/49	2,830,000	2,787,216
Energy Transfer LP, Senior Notes	5.000%	5/15/50	750,000	633,344
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	1,710,000	1,650,582
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	450,000	407,418
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	3,420,000	2,997,917
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	320,000	288,501
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	110,000	89,987
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	210,000	157,673
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	2,380,000	1,806,186
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	2,450,000	2,122,114	(b)
EOG Resources Inc., Senior Notes	4.150%	1/15/26	2,190,000	2,146,047
EOG Resources Inc., Senior Notes	4.375%	4/15/30	2,130,000	2,061,131
EOG Resources Inc., Senior Notes	4.950%	4/15/50	5,580,000	5,198,221
EQT Corp., Senior Notes	7.000%	2/1/30	5,000,000	5,250,150
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	1,990,000	1,842,549
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	2,060,000	1,741,022
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	2,720,000	2,347,766
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	12,290,000	9,827,920	(a)
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	1,280,000	1,232,416

See Notes to Schedule of Investments.

6	Western Asset SMASh Series C Fund 2023 Quarterly Report

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	$200,000	$181,070
MPLX LP, Senior Notes	4.125%	3/1/27	550,000	528,506
MPLX LP, Senior Notes	4.800%	2/15/29	200,000	193,732
MPLX LP, Senior Notes	5.200%	3/1/47	290,000	252,282
MPLX LP, Senior Notes	5.200%	12/1/47	420,000	357,609
MPLX LP, Senior Notes	5.500%	2/15/49	360,000	327,078
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	2,640,000	2,633,302
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	1,500,000	1,418,580
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	200,000	187,196
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,300,000	2,115,628
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	600,000	653,622
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	200,000	220,933
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	200,000	204,990
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	950,000	728,381
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	3,360,000	2,247,808
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	450,000	330,759
Pertamina Persero PT, Senior Notes	5.625%	5/20/43	4,500,000	4,182,075	(a)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	3,000,000	2,998,920
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	3,000,000	2,650,266
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	2,280,000	1,603,226	(a)
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	1,100,000	666,422
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	1,307,000	800,891
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	520,000	477,588
Pioneer Natural Resources Co., Senior Notes	1.900%	8/15/30	660,000	541,536
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	1,540,000	1,267,576
Shell International Finance BV, Senior Notes	4.550%	8/12/43	1,000,000	895,083
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,500,000	1,299,925
Shell International Finance BV, Senior Notes	3.250%	4/6/50	1,000,000	710,498
Targa Resources Corp., Senior Notes	6.250%	7/1/52	290,000	282,830
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	1,800,000	1,667,578
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	2,630,000	2,246,783	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	4,360,000	4,544,855
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	530,000	467,950
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	2,650,000	1,991,214

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2023 Quarterly Report	7

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	$1,380,000	$1,338,795
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	300,000	285,444
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	2,680,000	2,430,719
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	400,000	333,658
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	1,870,000	1,773,455
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	280,000	329,187
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	1,470,000	1,309,906

TOTAL ENERGY				137,627,216

FINANCIALS - 25.1%
Banks - 16.2%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	1,850,000	1,798,458	(a)
ABN AMRO Bank NV, Subordinated Notes	4.800%	4/18/26	3,000,000	2,899,123	(a)
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	800,000	754,692	(b)
Bank of America Corp., Senior Notes	5.000%	1/21/44	2,910,000	2,707,812
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	4,040,000	3,762,892	(b)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	13,500,000	10,749,092	(b)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	600,000	498,834	(b)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	3,550,000	2,898,450	(b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	599,000	550,474	(b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. Term SOFR + 1.632%)	3.593%	7/21/28	500,000	466,927	(b)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	6,480,000	6,236,708	(b)
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	1,010,000	986,395
Bank of Montreal, Senior Notes	1.850%	5/1/25	990,000	940,296
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	100,000	89,427	(b)

See Notes to Schedule of Investments.

8	Western Asset SMASh Series C Fund 2023 Quarterly Report

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	$4,450,000	$3,785,835	(b)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	590,000	563,166	(b)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	5,730,000	5,262,323	(b)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	670,000	636,493	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	1,080,000	1,021,461	(a)(b)
BNP Paribas SA, Senior Notes (3.052% to 1/13/30 then SOFR + 1.507%)	3.052%	1/13/31	5,000,000	4,234,542	(a)(b)
BNP Paribas SA, Subordinated Notes	4.375%	5/12/26	6,490,000	6,244,574	(a)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	6,200,000	5,955,641	(a)
BPCE SA, Subordinated Notes	5.150%	7/21/24	2,500,000	2,474,831	(a)
BPCE SA, Subordinated Notes	4.875%	4/1/26	3,000,000	2,905,861	(a)
Citigroup Inc., Senior Notes	8.125%	7/15/39	2,190,000	2,702,676
Citigroup Inc., Senior Notes	4.650%	7/23/48	980,000	848,508
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	1,460,000	1,206,056	(b)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	260,000	225,076	(b)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	14,500,000	13,648,596	(b)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	3,300,000	3,235,695
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	460,000	458,220
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	2,990,000	2,864,391
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	363,000	328,447
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	670,000	560,269
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	2,280,000	2,212,253
Cooperatieve Rabobank UA, Senior Notes	3.750%	7/21/26	3,060,000	2,897,229
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	2,110,000	1,817,082	(a)(b)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	3,000,000	2,817,398	(a)(b)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	2,000,000	1,933,241	(a)(b)

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2023 Quarterly Report	9

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Danske Bank A/S, Senior Notes (3.773% to 3/28/24 then 1 year Treasury Constant Maturity Rate + 1.450%)	3.773%	3/28/25	$1,860,000	$1,844,506	(a)(b)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	2,880,000	2,731,750	(a)(b)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	1,810,000	1,765,263
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	2,390,000	2,297,395
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. Term SOFR + 1.796%)	4.583%	6/19/29	200,000	190,494	(b)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	870,000	865,456
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	730,000	708,759
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	3,720,000	3,276,322	(b)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,830,000	2,795,558	(a)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	170,000	161,523	(b)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	2,850,000	2,392,143	(b)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	1,280,000	859,546	(b)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. Term SOFR + 1.482%)	3.897%	1/23/49	380,000	295,590	(b)
JPMorgan Chase & Co., Senior Notes (4.032% to 7/24/47 then 3 mo. Term SOFR + 1.722%)	4.032%	7/24/48	2,500,000	2,004,608	(b)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. Term SOFR + 1.522%)	4.203%	7/23/29	570,000	542,553	(b)
JPMorgan Chase & Co., Senior Notes (4.912% to 7/25/32 then SOFR + 2.080%)	4.912%	7/25/33	22,705,000	21,602,337	(b)
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	1,330,000	1,294,102
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	850,000	770,096
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then 3 mo. Term SOFR + 2.515%)	2.956%	5/13/31	600,000	510,928	(b)
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	2,420,000	2,295,982
Lloyds Banking Group PLC, Subordinated Notes	4.582%	12/10/25	467,000	450,821
NatWest Group PLC, Senior Notes (5.076% to 1/27/29 then 3 mo. USD LIBOR + 1.905%)	5.076%	1/27/30	4,000,000	3,826,920	(b)

See Notes to Schedule of Investments.

10	Western Asset SMASh Series C Fund 2023 Quarterly Report

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	$1,090,000	$1,082,746	(b)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	350,000	349,949	(b)
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	919,000	693,515	(a)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	770,000	769,961	(b)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	270,000	265,995	(b)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	10,000	9,509	(b)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	130,000	108,871	(b)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	13,687,000	11,472,831	(b)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	3,860,000	3,762,343	(b)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	1,020,000	1,018,855	(b)
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	385,582
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	590,000	535,884
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,590,000	1,312,695
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	3,780,000	3,210,535
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	990,000	772,864

Total Banks				185,414,231

Capital Markets - 5.7%
Credit Suisse AG, Senior Notes	3.625%	9/9/24	550,000	539,190
Credit Suisse AG, Senior Notes	3.700%	2/21/25	1,380,000	1,340,045
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	340,000	338,211
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	1,740,000	1,553,509
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	1,980,000	1,356,959	(b)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	420,000	302,560	(b)
Goldman Sachs Group Inc., Senior Notes (3.436% to 2/24/42 then SOFR + 1.632%)	3.436%	2/24/43	5,980,000	4,400,865	(b)

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2023 Quarterly Report	11

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	$1,000,000	$944,511	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,010,000	984,102
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,540,000	1,619,050
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,010,000	910,769
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	500,000	427,940	(a)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	3,710,000	3,134,190	(b)
Morgan Stanley, Senior Notes (6.342% to 10/18/32 then SOFR + 2.560%)	6.342%	10/18/33	16,200,000	16,787,729	(b)
UBS Group AG, Senior Notes	4.125%	9/24/25	1,440,000	1,392,118	(a)
UBS Group AG, Senior Notes	4.253%	3/23/28	14,060,000	13,232,350	(a)
UBS Group AG, Senior Notes (3.126% to 8/13/29 then 3 mo. USD LIBOR + 1.468%)	3.126%	8/13/30	4,040,000	3,484,894	(a)(b)
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	12,760,000	11,461,206	(a)(b)
UBS Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	730,000	745,436	(a)(b)

Total Capital Markets				64,955,634

Financial Services - 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.150%	2/15/24	1,020,000	1,013,359
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	1,450,000	1,321,486
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	1,130,000	996,606
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	690,000	572,232
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	400,000	355,651	(a)
Mastercard Inc., Senior Notes	3.650%	6/1/49	13,610,000	10,771,744
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	380,000	361,366	(a)
Vanguard Group Inc.	3.050%	8/22/50	8,550,000	4,954,974
Visa Inc., Senior Notes	4.300%	12/14/45	7,985,000	7,108,579
Voya Financial Inc., Senior Notes	5.700%	7/15/43	1,440,000	1,307,316

Total Financial Services				28,763,313

See Notes to Schedule of Investments.

12	Western Asset SMASh Series C Fund 2023 Quarterly Report

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - 0.7%
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	$413,000	$300,180
MetLife Inc., Senior Notes	4.050%	3/1/45	500,000	405,361
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	900,000	799,264	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.270%	5/15/47	7,580,000	6,139,246	(a)

Total Insurance				7,644,051

Mortgage Real Estate Investment Trusts (REITs) - 0.0%††
Blackstone Holdings Finance Co. LLC, Senior Notes	5.000%	6/15/44	500,000	428,469	(a)

TOTAL FINANCIALS				287,205,698

HEALTH CARE - 8.8%
Biotechnology - 2.5%
AbbVie Inc., Senior Notes	3.800%	3/15/25	150,000	147,190
AbbVie Inc., Senior Notes	3.600%	5/14/25	1,080,000	1,054,575
AbbVie Inc., Senior Notes	2.950%	11/21/26	1,450,000	1,372,873
AbbVie Inc., Senior Notes	3.200%	11/21/29	9,410,000	8,546,592
AbbVie Inc., Senior Notes	4.400%	11/6/42	6,270,000	5,507,889
AbbVie Inc., Senior Notes	4.875%	11/14/48	8,190,000	7,598,180
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	2,210,000	2,138,829
Gilead Sciences Inc., Senior Notes	4.800%	4/1/44	400,000	364,067
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	2,700,000	2,430,486

Total Biotechnology				29,160,681

Health Care Equipment & Supplies - 0.8%
Abbott Laboratories, Senior Notes	4.750%	11/30/36	2,660,000	2,604,271
Abbott Laboratories, Senior Notes	4.900%	11/30/46	6,130,000	5,927,921
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	357,000	311,831

Total Health Care Equipment & Supplies				8,844,023

Health Care Providers & Services - 4.4%
Cigna Group, Senior Notes	4.125%	11/15/25	280,000	273,584
Cigna Group, Senior Notes	4.375%	10/15/28	700,000	675,634
Cigna Group, Senior Notes	4.800%	8/15/38	1,680,000	1,551,270
Cigna Group, Senior Notes	3.400%	3/15/50	8,900,000	6,127,416
CVS Health Corp., Senior Notes	4.300%	3/25/28	438,000	424,009
CVS Health Corp., Senior Notes	2.125%	9/15/31	590,000	468,158
CVS Health Corp., Senior Notes	5.125%	7/20/45	4,030,000	3,590,497
CVS Health Corp., Senior Notes	4.250%	4/1/50	5,590,000	4,360,044
Elevance Health Inc., Senior Notes	3.650%	12/1/27	2,990,000	2,842,370
Elevance Health Inc., Senior Notes	4.100%	5/15/32	4,100,000	3,755,765

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2023 Quarterly Report	13

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - (continued)
Humana Inc., Senior Notes	3.950%	3/15/27	$2,130,000	$2,050,337
Humana Inc., Senior Notes	3.700%	3/23/29	1,350,000	1,262,948
Humana Inc., Senior Notes	2.150%	2/3/32	2,190,000	1,721,309
Humana Inc., Senior Notes	4.950%	10/1/44	2,470,000	2,197,517
Humana Inc., Senior Notes	4.800%	3/15/47	2,000,000	1,742,223
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	7,140,000	6,847,386
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	3,240,000	3,055,543
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	1,140,000	1,042,238
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	130,000	108,377
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	1,020,000	881,452
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	780,000	591,119
UnitedHealth Group Inc., Senior Notes	5.875%	2/15/53	1,530,000	1,627,619
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	4,620,000	2,987,747

Total Health Care Providers & Services				50,184,562

Pharmaceuticals - 1.1%
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	2,767,000	2,570,109
Bristol-Myers Squibb Co., Senior Notes	4.250%	10/26/49	2,000,000	1,656,284
Pfizer Inc., Senior Notes	1.700%	5/28/30	150,000	124,620
Pfizer Inc., Senior Notes	2.550%	5/28/40	2,270,000	1,596,612
Pfizer Inc., Senior Notes	4.000%	3/15/49	5,770,000	4,823,487
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	2,500,000	2,279,277

Total Pharmaceuticals				13,050,389

TOTAL HEALTH CARE				101,239,655

INDUSTRIALS - 6.8%
Aerospace & Defense - 5.2%
Boeing Co., Senior Notes	1.433%	2/4/24	4,430,000	4,396,438
Boeing Co., Senior Notes	2.500%	3/1/25	500,000	479,762
Boeing Co., Senior Notes	2.196%	2/4/26	2,150,000	2,010,465
Boeing Co., Senior Notes	3.100%	5/1/26	500,000	474,966
Boeing Co., Senior Notes	2.800%	3/1/27	630,000	581,819
Boeing Co., Senior Notes	3.200%	3/1/29	1,960,000	1,775,038
Boeing Co., Senior Notes	5.150%	5/1/30	1,870,000	1,853,548
Boeing Co., Senior Notes	3.250%	2/1/35	3,150,000	2,533,712
Boeing Co., Senior Notes	5.705%	5/1/40	1,500,000	1,479,947
Boeing Co., Senior Notes	3.750%	2/1/50	860,000	625,385
Boeing Co., Senior Notes	5.805%	5/1/50	16,100,000	15,718,897
General Dynamics Corp., Senior Notes	4.250%	4/1/40	80,000	70,353
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	950,000	870,161

See Notes to Schedule of Investments.

14	Western Asset SMASh Series C Fund 2023 Quarterly Report

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Aerospace & Defense - (continued)
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	$2,380,000	$2,201,311
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	5,000,000	4,695,173
Lockheed Martin Corp., Senior Notes	4.090%	9/15/52	16,160,000	13,360,083
Northrop Grumman Corp., Senior Notes	4.030%	10/15/47	4,750,000	3,809,414
RTX Corp., Senior Notes	4.125%	11/16/28	110,000	104,747
RTX Corp., Senior Notes	4.050%	5/4/47	2,430,000	1,891,842

Total Aerospace & Defense				58,933,061

Air Freight & Logistics - 0.5%
DP World Ltd., Senior Notes	5.625%	9/25/48	7,000,000	6,223,084	(a)

Building Products - 0.1%
Carrier Global Corp., Senior Notes	2.722%	2/15/30	760,000	654,052
Carrier Global Corp., Senior Notes	2.700%	2/15/31	110,000	92,064
Carrier Global Corp., Senior Notes	3.577%	4/5/50	60,000	42,772

Total Building Products				788,888

Ground Transportation - 0.4%
Union Pacific Corp., Senior Notes	2.891%	4/6/36	2,110,000	1,673,969
Union Pacific Corp., Senior Notes	3.839%	3/20/60	2,930,000	2,181,983
Union Pacific Corp., Senior Notes	3.750%	2/5/70	1,680,000	1,182,364

Total Ground Transportation				5,038,316

Industrial Conglomerates - 0.4%
3M Co., Senior Notes	2.375%	8/26/29	500,000	427,798
3M Co., Senior Notes	3.050%	4/15/30	540,000	474,583
3M Co., Senior Notes	3.250%	8/26/49	4,650,000	3,146,826

Total Industrial Conglomerates				4,049,207

Machinery - 0.0%††
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	250,000	239,154

Passenger Airlines - 0.2%
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	1,500,000	1,453,437
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	102,000	99,576	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	150,000	144,117	(a)

Total Passenger Airlines				1,697,130

Trading Companies & Distributors - 0.0%††
Air Lease Corp., Senior Notes	3.375%	7/1/25	550,000	527,934

TOTAL INDUSTRIALS				77,496,774

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2023 Quarterly Report	15

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INFORMATION TECHNOLOGY - 2.9%
Semiconductors & Semiconductor Equipment - 1.4%
Applied Materials Inc., Senior Notes	1.750%	6/1/30	$2,100,000	$1,735,289
Broadcom Inc., Senior Notes	4.150%	11/15/30	709,000	657,482
Broadcom Inc., Senior Notes	3.137%	11/15/35	1,180,000	919,069	(a)
Broadcom Inc., Senior Notes	3.187%	11/15/36	90,000	68,808	(a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	959,000	878,797	(a)
Intel Corp., Senior Notes	4.750%	3/25/50	1,950,000	1,733,853
Intel Corp., Senior Notes	3.050%	8/12/51	820,000	542,628
KLA Corp., Senior Notes	4.650%	7/15/32	500,000	491,533
NVIDIA Corp., Senior Notes	3.500%	4/1/50	3,360,000	2,603,933
NVIDIA Corp., Senior Notes	3.700%	4/1/60	2,150,000	1,657,310
Texas Instruments Inc., Senior Notes	3.650%	8/16/32	2,650,000	2,415,356
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	700,000	636,749
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	2,880,000	2,389,234

Total Semiconductors & Semiconductor Equipment				16,730,041

Software - 1.2%
Oracle Corp., Senior Notes	1.650%	3/25/26	5,490,000	5,060,570
Oracle Corp., Senior Notes	2.950%	4/1/30	400,000	350,676
Oracle Corp., Senior Notes	3.250%	5/15/30	5,490,000	4,895,086
Workday Inc., Senior Notes	3.700%	4/1/29	3,697,000	3,432,947

Total Software				13,739,279

Technology Hardware, Storage & Peripherals - 0.3%
Apple Inc., Senior Notes	3.950%	8/8/52	3,864,000	3,216,310

TOTAL INFORMATION TECHNOLOGY				33,685,630

MATERIALS - 3.7%
Chemicals - 0.1%
OCP SA, Senior Notes	4.500%	10/22/25	720,000	697,050	(a)

Metals & Mining - 2.5%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	280,000	275,039	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	3,600,000	3,410,903	(a)
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	6,750,000	6,735,130
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	1,000,000	1,005,972
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	5,540,000	4,974,496
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	490,000	487,621	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	9,380,000	8,394,021
Teck Resources Ltd., Senior Notes	3.900%	7/15/30	870,000	784,061
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,639,000	2,740,586

Total Metals & Mining				28,807,829

See Notes to Schedule of Investments.

16	Western Asset SMASh Series C Fund 2023 Quarterly Report

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Paper & Forest Products - 1.1%
Celulosa Arauco y Constitucion SA, Senior Notes	5.500%	4/30/49	$7,500,000	$5,891,215	(a)
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	3,880,000	3,848,771
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	3,000,000	2,535,972

Total Paper & Forest Products				12,275,958

TOTAL MATERIALS				41,780,837

REAL ESTATE - 0.2%
Retail REITs - 0.2%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	1,910,000	1,854,921	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	400,000	268,615	(a)

TOTAL REAL ESTATE				2,123,536

UTILITIES - 4.6%
Electric Utilities - 4.6%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	2,400,000	1,947,480	(a)
Duke Energy Indiana LLC, First Mortgage Bonds	3.250%	10/1/49	700,000	467,196
FirstEnergy Corp., Senior Notes	4.150%	7/15/27	9,960,000	9,483,980
FirstEnergy Corp., Senior Notes	5.100%	7/15/47	13,220,000	11,386,969
MidAmerican Energy Co., First Mortgage Bonds	3.950%	8/1/47	3,751,000	2,911,909
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	1,610,000	1,421,156
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	580,000	365,998
Perusahaan Listrik Negara, Senior Notes	5.250%	5/15/47	8,000,000	6,803,210	(c)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	6.250%	1/25/49	5,000,000	4,774,525	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.875%	7/17/49	4,450,000	3,523,959	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.375%	2/5/50	5,500,000	4,040,520	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.000%	6/30/50	8,660,000	6,005,470	(a)

TOTAL UTILITIES				53,132,372

TOTAL CORPORATE BONDS & NOTES (Cost - $996,209,743)				932,195,492

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2023 Quarterly Report	17

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SOVEREIGN BONDS - 6.7%
Colombia - 2.4%
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	$38,670,000	$27,517,896

Israel - 0.5%
Israel Government International Bond, Senior Notes	4.125%	1/17/48	7,060,000	5,358,618

Kazakhstan - 0.3%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	4,290,000	3,804,908	(a)

Mexico - 3.5%
Mexico Government International Bond, Senior Notes	4.400%	2/12/52	53,510,000	39,742,805

TOTAL SOVEREIGN BONDS (Cost - $70,320,480)				76,424,227

ASSET-BACKED SECURITIES - 5.9%
AB BSL CLO Ltd., 2023-4A A (3 mo. Term SOFR + 2.000%)	7.416%	4/20/36	1,200,000	1,201,791	(a)(b)
Ares Loan Funding Ltd., 2023-ALF4A A1 (3 mo. Term SOFR + 1.750%)	7.097%	10/15/36	5,760,000	5,758,905	(a)(b)
Ballyrock CLO Ltd., 2018-1A A1 (3 mo. Term SOFR + 1.262%)	6.677%	4/20/31	2,141,446	2,139,328	(a)(b)
Benefit Street Partners CLO Ltd., 2014-IVA ARRR (3 mo. Term SOFR + 1.442%)	6.857%	1/20/32	1,000,000	1,000,246	(a)(b)(d)
Birch Grove CLO Ltd., 2023-7A A1 (3 mo. Term SOFR + 1.800%)	7.177%	10/20/36	1,735,000	1,737,951	(a)(b)
BlueMountain CLO Ltd., 2015-3A A1R (3 mo. Term SOFR + 1.262%)	6.677%	4/20/31	2,684,954	2,677,972	(a)(b)
BlueMountain CLO Ltd., 2021-28A A (3 mo. Term SOFR + 1.522%)	6.915%	4/15/34	9,440,000	9,352,930	(a)(b)
Carlyle Global Market Strategies CLO Ltd., 2013-4A CRR (3 mo. Term SOFR + 2.012%)	7.405%	1/15/31	500,000	485,607	(a)(b)
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. Term SOFR + 1.312%)	6.699%	7/27/31	1,870,664	1,867,324	(a)(b)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. Term SOFR + 1.962%)	7.377%	4/20/29	3,000,000	2,993,608	(a)(b)
CIFC Funding Ltd., 2017-1A AR (3 mo. Term SOFR + 1.272%)	6.684%	4/23/29	1,239,770	1,238,162	(a)(b)
GoldenTree Loan Opportunities Ltd., 2014-9A AR2 (3 mo. Term SOFR + 1.372%)	6.762%	10/29/29	441,736	441,785	(a)(b)
Golub Capital Partners CLO Ltd., 2023-66A A (3 mo. Term SOFR + 1.950%)	7.328%	4/25/36	1,580,000	1,582,835	(a)(b)

See Notes to Schedule of Investments.

18	Western Asset SMASh Series C Fund 2023 Quarterly Report

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Greenwood Park CLO Ltd., 2018-1A A2 (3 mo. Term SOFR + 1.272%)	6.665%	4/15/31	$3,942,229	$3,940,856	(a)(b)
Halsey Point CLO Ltd., 2020-3A A1A (3 mo. Term SOFR + 1.712%)	7.102%	11/30/32	700,000	700,694	(a)(b)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	1,398,072	1,157,660	(a)
KKR CLO Ltd., 32A A1 (3 mo. Term SOFR + 1.582%)	6.975%	1/15/32	870,000	869,838	(a)(b)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. Term SOFR + 1.862%)	7.277%	10/20/30	2,680,000	2,646,560	(a)(b)
Octagon Investment Partners Ltd., 2014-1A AAR3 (3 mo. Term SOFR + 1.262%)	6.639%	2/14/31	9,000,000	8,971,858	(a)(b)
Owl Rock CLO Ltd., 2020-3A A1L (3 mo. Term SOFR + 2.062%)	7.477%	4/20/32	2,000,000	1,997,153	(a)(b)
Palmer Square CLO Ltd., 2022-5A A (3 mo. Term SOFR + 2.000%)	7.416%	10/20/35	1,000,000	1,000,291	(a)(b)
Rad CLO Ltd., 2023-22A A1 (3 mo. Term SOFR + 1.830%)	7.204%	1/20/37	5,000,000	4,999,614	(a)(b)
Symphony CLO Ltd., 2023-40A A1 (3 mo. Term SOFR + 1.640%)	6.984%	1/14/34	2,080,000	2,080,000	(a)(b)
Trinitas CLO Ltd., 2023-25A A1 (3 mo. Term SOFR + 1.850%)	7.181%	1/23/37	1,810,000	1,810,000	(a)(b)(e)
Voya CLO Ltd., 2017-3A A1R (3 mo. Term SOFR + 1.302%)	6.717%	4/20/34	1,530,000	1,518,102	(a)(b)
Whitebox CLO Ltd., 2019-1A ANAR (3 mo. Term SOFR + 1.392%)	6.790%	7/24/32	1,860,000	1,856,988	(a)(b)
Whitebox CLO Ltd., 2020-2A A1R (3 mo. Term SOFR + 1.482%)	6.880%	10/24/34	1,750,000	1,746,536	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $68,145,529)				67,774,594

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.0%
U.S. Government Obligations - 1.0%
U.S. Treasury Bonds	4.375%	8/15/43	250,000	239,023
U.S. Treasury Bonds	3.000%	2/15/48	1,020,000	769,463	(f)
U.S. Treasury Bonds	1.375%	8/15/50	10,000	5,083
U.S. Treasury Bonds	1.625%	11/15/50	230,000	125,323
U.S. Treasury Bonds	3.000%	8/15/52	140,000	105,645
U.S. Treasury Bonds	4.000%	11/15/52	10,000	9,143
U.S. Treasury Bonds	3.625%	5/15/53	1,730,000	1,477,258
U.S. Treasury Notes	4.000%	2/29/28	3,000,000	2,959,102
U.S. Treasury Notes	4.375%	8/31/28	70,000	70,193

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2023 Quarterly Report	19

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Notes	4.500%	9/30/28	$1,310,000	$1,327,398
U.S. Treasury Notes	4.125%	11/15/32	4,278,000	4,200,294
U.S. Treasury Notes	3.500%	2/15/33	440,000	411,263
U.S. Treasury Notes	3.875%	8/15/33	20,000	19,239

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $12,324,1871)				11,718,427

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,146,999,939)				1,088,112,740

SHORT-TERM INVESTMENTS - 1.4%
U.S. TREASURY BILLS - 0.9%
U.S. Treasury Bills	5.375%	1/9/24	9,010,000	8,958,593	(g)
U.S. Treasury Bills	5.442%	2/20/24	1,100,000	1,087,018	(g)

TOTAL U.S. TREASURY BILLS (Cost - $10,044,690)				10,045,611

REPURCHASE AGREEMENTS - 0.2%
Goldman Sachs & Co. repurchase agreement dated 11/30/23; Proceeds at maturity - $2,800,410; (Fully collateralized by U.S. government obligations, 2.375% due 5/15/51; Market value - $2,800,000) (Cost - $2,800,000)	5.270%	12/1/23	2,800,000	2,800,000

			SHARES
OVERNIGHT DEPOSITS - 0.3%
BNY Mellon Cash Reserve Fund (Cost - $3,019,298)	2.250%		3,019,298	3,019,298	(h)

TOTAL SHORT-TERM INVESTMENTS (Cost - $15,863,988)				15,864,909

TOTAL INVESTMENTS - 96.5% (Cost - $1,162,863,927)				1,103,977,649
Other Assets in Excess of Liabilities - 3.5%				40,199,438

TOTAL NET ASSETS - 100.0%				$1,144,177,087

See Notes to Schedule of Investments.

20	Western Asset SMASh Series C Fund 2023 Quarterly Report

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At November 30, 2023, the total market value of investments in Affiliated Companies was $1,000,246 and the cost was $1,000,000 (Note 2).

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.

(g)	Rate shown represents yield-to-maturity.

(h)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
ICE	— Intercontinental Exchange
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At November 30, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	604	3/24	$123,093,590	$123,494,406	$400,816
U.S. Treasury Long-Term Bonds	1,668	3/24	192,555,574	194,217,750	1,662,176
U.S. Treasury Ultra 10-Year Notes	47	3/24	5,281,339	5,335,235	53,896

					2,116,888

Contracts to Sell:
U.S. Treasury 5-Year Notes	358	3/24	37,972,552	38,252,859	(280,307)

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2023 Quarterly Report	21

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell continued
U.S. Treasury 10-Year Notes	2,423	3/24	$264,571,023	$266,037,840	$(1,466,817)
U.S. Treasury Ultra Long- Term Bonds	236	3/24	28,478,155	29,028,000	(549,845)

					(2,296,969)

Net unrealized depreciation on open futures contracts					$(180,081)

At November 30, 2023, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS) PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.41 Index	$1,160,158,100	12/20/28	1.000% quarterly	$19,482,225	$14,792,194	$4,690,031

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

22	Western Asset SMASh Series C Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series C Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where the Fund’s subadviser or an affiliate of the subadviser (each a “Managed Account Adviser”) has an agreement with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer), or directly with the client, to provide management or advisory services to the managed account. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC prior to November 30, 2023). FTFA and the subadvisers do not charge investment management fees to the Fund.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

23

Notes to Schedule of Investments (unaudited) (continued)

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

24

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$932,195,492	—	$932,195,492
Sovereign Bonds	—	76,424,227	—	76,424,227
Asset-Backed Securities	—	67,774,594	—	67,774,594
U.S. Government & Agency Obligations	—	11,718,427	—	11,718,427

Total Long-Term Investments	—	1,088,112,740	—	1,088,112,740

Short-Term Investments†:
U.S. Treasury Bills	—	10,045,611	—	10,045,611
Repurchase Agreements	—	2,800,000	—	2,800,000
Overnight Deposits	—	3,019,298	—	3,019,298

Total Short-Term Investments	—	15,864,909	—	15,864,909

Total Investments	—	$1,103,977,649	—	$1,103,977,649

Other Financial Instruments:
Futures Contracts††	$2,116,888	—	—	$2,116,888
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	$4,690,031	—	4,690,031

Total Other Financial Instruments	$2,116,888	$4,690,031	—	$6,806,919

Total	$2,116,888	$1,108,667,680	—	$1,110,784,568

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$2,296,969	—	—	$2,296,969

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

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Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in securities issued by Benefit Street Partners, a wholly-owned subsidiary of Franklin Resources. The following company was considered an affiliated company for all or some portion of the period ended November 30, 2023. The following transactions were effected in such company for the period ended November 30, 2023.

	Affiliate Value at February 28, 2023	Purchased		Sold
		Cost	Shares/ Face amount	Proceeds	Shares/ Face amount
Benefit Street Partners CLO Ltd., 2014-IVA ARRR	$992,388	—	—	—	—

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2023
Benefit Street Partners CLO Ltd., 2014-IVA ARRR	—	$49,867	$7,858	$1,000,246

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